Cover	Oct. 30, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42927
Entity Registrant Name	Viking Acquisition Corp. I
Entity Central Index Key	0002080023
Entity Tax Identification Number	86-1872510
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	900 Third Avenue, 18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	917
Local Phone Number	423-7931
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	VACI.U
Security Exchange Name	NYSE
Class A ordinary shares, $0.0001 par value
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value
Trading Symbol	VACI
Security Exchange Name	NYSE
Redeemable warrants, each full warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each full warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	VACI WS
Security Exchange Name	NYSE